Financial instruments per category - Other financial liabilities at amortized cost (Details) - Financial liabilities at amortised cost, category - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Other financial liabilities	$ 41,352	$ 26,316
Accounts payable
Disclosure of financial liabilities [line items]
Other financial liabilities	18,758	6,885
Salaries and wages
Disclosure of financial liabilities [line items]
Other financial liabilities	9,530	10,185
Royalties
Disclosure of financial liabilities [line items]
Other financial liabilities	5,043	2,321
Accrued expenses
Disclosure of financial liabilities [line items]
Other financial liabilities	$ 8,021	$ 6,925